CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 5,564	$ 16,455
Bank deposits	8,225	13,163
Financial assets at fair value through profit or loss	14,113	16,587
Trade receivables	1,796	1,528
Prepaid expenses and other receivables	1,831	3,290
Inventory	690	653
Total current assets	32,219	51,676
NON-CURRENT ASSETS:
Bank deposits	144	152
Fixed assets	200	230
Intangible assets	5,285	5,285
Total non-current assets	5,629	5,667
TOTAL ASSETS	37,848	57,343
CURRENT LIABILITIES:
Accounts payable	4,023	4,805
Accrued expenses and other current liabilities	5,354	6,025
Payable in respect of intangible asset purchase	500	1,000
Total current liabilities	9,877	11,830
NON-CURRENT LIABILITIES:
Derivative financial instruments	2,065	448
TOTAL LIABILITIES	11,942	12,278
EQUITY:
Ordinary shares	577	575
Additional paid-in capital	177,787	177,434
Accumulated deficit	(152,458)	(132,944)
TOTAL EQUITY	25,906	45,065
TOTAL LIABILITIES AND EQUITY	$ 37,848	$ 57,343